Investment Strategy	Apr. 28, 2025
Partners Fund Summary
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund seeks superior long-term performance by acquiring equity securities of a limited number of mid-and large- cap U.S. companies that we believe meet our qualitative and quantitative criteria:

●	Strong businesses that are understandable, financially sound, competitively entrenched, and will generate growing free cash flow;

●	Good management partners who are capable operators, responsible capital allocators, trustworthy, and shareholder-oriented; and

●	Good price that is typically 60% or less of our conservative appraisal determined through fundamental financial analysis using disciplines we’ve applied for almost 50 years. We believe purchasing equities at prices substantially less than their intrinsic worth establishes a margin of safety that should protect capital from significant permanent loss and provide the opportunity for substantial appreciation if the market recognizes the company’s value.

We sell securities when they approach our appraisals, when we perceive a change in company fundamentals, a decline in attractiveness relative to other issues, or if the original reasons for purchase materially change.

The Fund primarily owns common stock or securities convertible into common stock but may purchase other types of securities. The Fund may invest up to 30% of assets in non-U.S. securities, which could include emerging market issuers, and may achieve its exposure to non-U.S. securities through investing in American depositary receipts (ADRs).

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, and generally invests in 15 to 25 companies.

Small-Cap Fund Summary
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund seeks superior long-term performance by acquiring equity securities of a limited number of small-cap U.S. companies that we believe meet our qualitative and quantitative criteria:

●	Strong businesses that are understandable, financially sound, competitively entrenched, and will generate growing free cash flow;

●	Good management partners who are capable operators, responsible capital allocators, trustworthy, and shareholder-oriented; and

●	Good price that is typically 60% or less of our conservative appraisal determined through fundamental financial analysis using disciplines we’ve applied for almost 50 years. We believe purchasing equities at prices substantially less than their intrinsic worth establishes a margin of safety that should protect capital from significant permanent loss and provide the opportunity for substantial appreciation if the market recognizes the company’s value.

We sell securities when they approach our appraisals, when we perceive a change in company fundamentals, a decline in attractiveness relative to other issues, or if the original reasons for purchase materially change.

The Small-Cap Fund normally invests at least 80% of net assets plus any borrowings for investment purposes in the equity securities, including convertible securities, of a limited number of companies whose market capitalizations at the time of purchase are considered small cap. The Fund primarily owns common stock but may purchase other types of securities. The Fund may invest up to 30% of assets in non-U.S. securities, which could include emerging market issuers, and may achieve its exposure to non-U.S. securities through investing in American depositary receipts (ADRs).

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, and generally invests in 15 to 25 companies.

Definition of Small-Cap ■ Currently, a company will be considered small cap if its market capitalization (including the market capitalization of businesses to which a tracking stock relates) at the time of purchase is within the range of companies in the Russell 2000 Index, the S&P Small-Cap 600 Index, or the Wilshire US Small-Cap Index during the most recent 12-month period (based on month-end data). This capitalization range will change over time. Fund investments are not limited to companies in these indices, however, and there is no requirement to sell securities of a company if it subsequently exceeds the top of the capitalization range.

International Fund Summary
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund seeks superior long-term performance by acquiring equity securities of a limited number of international or non-U.S. companies that we believe meet our qualitative and quantitative criteria:

●	Strong businesses that are understandable, financially sound, competitively entrenched, and will generate growing free cash flow;

●	Good management partners who are capable operators, responsible capital allocators, trustworthy, and shareholder-oriented; and

●	Good price that is typically 60% or less of our conservative appraisal determined through fundamental financial analysis using disciplines we’ve applied for almost 50 years. We believe purchasing equities at prices substantially less than their intrinsic worth establishes a margin of safety that should protect capital from significant permanent loss and provide the opportunity for substantial appreciation if the market recognizes the company’s value.

We sell securities when they approach our appraisals, when we perceive a change in company fundamentals, a decline in attractiveness relative to other issues, or if the original reasons for purchase materially change.

The International Fund normally invests at least 65% of total assets in the equity securities of non-U.S. issuers, which could include emerging market issuers, and may achieve its exposure to non-U.S. securities through investing in American depositary receipts (ADRs). The Fund primarily owns common stock or securities convertible into common stock but may purchase other types of securities as long as the investment meets our criteria.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, and generally invests in 15 to 25 companies.

Definition of Non-U.S. ■ A company will generally be considered non-U.S. if headquartered outside the United States or if at least 50% of its assets are outside the U.S. or 50% of its gross income is from non-U.S. sources.

Global Fund Summary
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund seeks superior long-term performance by acquiring equity securities of U.S. and non-U.S. companies that we believe meet our qualitative and quantitative criteria:

●	Strong businesses that are understandable, financially sound, competitively entrenched, and will generate growing free cash flow;

●	Good management partners who are capable operators, responsible capital allocators, trustworthy, and shareholder-oriented; and

●	Good price that is typically 60% or less of our conservative appraisal determined through fundamental financial analysis using disciplines we’ve applied for almost 50 years. We believe purchasing equities at prices substantially less than their intrinsic worth establishes a margin of safety that should protect capital from significant permanent loss and provide the opportunity for substantial appreciation if the market recognizes the company’s value.

We sell securities when they approach our appraisals, when we perceive a change in company fundamentals, a decline in attractiveness relative to other issues, or if the original reasons for purchase materially change.

The Global Fund normally invests at least 40% of total assets in the equity securities of non-U.S. issuers throughout the world, which could include emerging market issuers, and may achieve its exposure to non-U.S. securities through investing in American depositary receipts (ADRs). The Fund primarily owns common stock or securities convertible into common stocks.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, and generally invests in 15 to 25 companies.

Definition of Non-U.S. ■ A company will generally be considered non-U.S. if headquartered outside the United States or if at least 50% of its assets are outside the U.S. or 50% of its gross income is from non-U.S. sources.